FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Cash	$ 2,712,446	$ 3,377,464	$ 1,049,049	$ 4,418,236
Accounts receivable	1,381,979	807,009
Current liabilities	1,330,821	1,210,356
Accounts payable and accrued liabilities	1,184,463	1,118,573
Income tax payable	30,626	0
Current portion of lease liability	112,067	91,783
Derivative warrant liability	3,665	0
Credit risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	2,712,446	3,377,464
Accounts receivable	1,240,625	690,823
Credit risk [Member] | Customer A [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable	224,954	93,865
Credit risk [Member] | Customer B [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable	436,400	47,250
Credit risk [Member] | Customer C [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable	148,270	155,520
Liquidity risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	2,712,446	3,377,464
Current liabilities	1,330,821	1,210,356
Accounts payable and accrued liabilities	1,184,463	1,118,573
Income tax payable	30,626	0
Current portion of lease liability	112,067	91,783
Derivative warrant liability	3,665	0
Undiscounted contractual lease liabilities	$ 164,469	$ 307,456
Currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, confidence interval	7.00%	1.00%
Value at risk	$ 4,338	$ 12,102